Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2026	Dec. 28, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid”, or “CAP”) for our Chief Executive Officer, also referred to as our principal executive officer (“PEO”), and our other named executive officers (“NEOs”) and certain financial performance metrics of the Company for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown. For further information on the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”

The following table shows the total compensation for the past two fiscal years as set forth in the Summary Compensation Table (“SCT”) and the CAP to our current PEO (Tom Wyatt, Chief Executive Officer in fiscal 2025 beginning December 2, 2025 and in fiscal 2024 from December 29, 2024 to June 1, 2024), our former PEO (Paul Thompson, Chief Executive Officer in fiscal 2025 until December 2, 2025 and in fiscal 2024 beginning June 1, 2024 and President from December 29, 2024 to June 1, 2024), and on an average basis, our other NEOs (in each case, as determined under SEC rules), our total shareholder return (TSR), peer group TSR, our net income as reported in our consolidated financial statements for the years noted, and our Company Selected Measure, which is Adjusted EBITDA.

							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for PEO(1)	SCT Total for former PEO	CAP to PEO(2)	CAP to Former PEO(3)	Average SCT Total for Non- PEO NEOs(4)	Average CAP to Non-PEO NEOs(5)	Total Share- holder Return(6)	Peer Group Total Share- holder Return(7)	Net Income (in thousands)	Adjusted EBITDA(8) (in thousands)
2025	$2,493,870	$5,271,869	$1,609,998	$2,674,675	$1,646,328	$1,133,284	$16	$94	$(112,880)	$300,066
2024	$58,971,059	$21,374,546	$48,042,419	$17,785,846	$4,508,558	$4,423,340	$68	$119	$(92,840)	$298,123

(1)
The amounts do not include the value of any cash retainer or equity awards granted to Mr. Wyatt in 2025 in his role as Chairman of the Board prior to his resuming the CEO role effective December 2, 2025. Upon Mr. Wyatt’s appointment as the CEO, he ceased receiving director compensation.
(2)
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Wyatt’s total compensation reflected in the SCT for fiscal 2025 to determine the CAP to him for such year for purposes of Item 402(v). Measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date. Stock options were valued using the Black-Scholes valuation method on the relevant measurement date.

Calculation of “Compensation Actually Paid” to Mr. Wyatt	2025
Reported SCT Total for Mr. Wyatt	$2,493,870
Amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT	$—
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	$—
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	$(701,307)
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	$—
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	$(182,565)
Fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	$—
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	$—
CAP to Mr. Wyatt	$1,609,998

(3)
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Thompson’s total compensation reflected in the SCT for fiscal 2025 to determine the CAP to him for such year for purposes of Item 402(v). Measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date. Stock options were valued using the Black-Scholes valuation method on the relevant measurement date.

Calculation of “Compensation Actually Paid” to Mr. Thompson	2025
Report SCT Total for Mr. Thompson	$5,271,869
Amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT	$(2,109,249)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	$—
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	$(362,689)
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	$—
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	$—
Fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	$(125,256)
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	$—
CAP to Mr. Thompson	$2,674,675

(4)
The non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for fiscal 2025, Mr. Amandi, Ms. Harrah, and Ms. Sorhondo; and for fiscal 2024, Mr. Amandi and Ms. Harrah.
(5)
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to the average total reflected in the SCT for fiscal 2025 for our non-PEO NEOs as a group to determine the CAP. Measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date. Stock options were valued using the Black-Scholes valuation method on the relevant measurement date.

Calculation of “Compensation Actually Paid” to Non-PEO NEOs	2025
Reported SCT Total for Non-PEO NEOs	$1,646,328
Amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT	$(568,848)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	$181,549
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	$(98,919)
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	$—
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	$(26,826)
Fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	$—
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	$—
CAP to Non-PEO NEOs	$1,133,284

(6)
Represents cumulative total shareholder return if $100 was invested in the Company’s common stock as of October 9, 2024, the first trading day of our common stock following our initial public offering, through the end of our fiscal year 2024 (December 28, 2024) and the end of fiscal 2025 (January 3, 2026).
(7)
Represents the cumulative total shareholder return if $100 was invested in the peer group index as of October 9, 2024, the first trading day of our common stock following our initial public offering, through the end of our fiscal year 2024 (December 28, 2024) and the end of fiscal 2025 (January 3, 2026), assuming reinvestment of all dividends. The peer group used for this purpose is the S&P 1500 Education Services Sub-Industry Index.
(8)
The amounts reported in this column represent Adjusted EBITDA, a non-GAAP measure. Adjusted EBITDA is calculated by adding or subtracting specific adjustments to EBITDA (earnings before interest, taxes, depreciation and amortization). For a definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure, please see Part II, Item 7. Management’s Discussion and Analysis of Financial Condition – Non-GAAP Financial Measures in our Annual Reports on Form 10-K for the fiscal years ended January 3, 2026 and December 28, 2024.

Company Selected Measure Name	Adjusted EBITDA
Peer Group Issuers, Footnote
(7)
Represents the cumulative total shareholder return if $100 was invested in the peer group index as of October 9, 2024, the first trading day of our common stock following our initial public offering, through the end of our fiscal year 2024 (December 28, 2024) and the end of fiscal 2025 (January 3, 2026), assuming reinvestment of all dividends. The peer group used for this purpose is the S&P 1500 Education Services Sub-Industry Index.

Adjustment To PEO Compensation, Footnote
(2)
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Wyatt’s total compensation reflected in the SCT for fiscal 2025 to determine the CAP to him for such year for purposes of Item 402(v). Measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date. Stock options were valued using the Black-Scholes valuation method on the relevant measurement date.

Calculation of “Compensation Actually Paid” to Mr. Wyatt	2025
Reported SCT Total for Mr. Wyatt	$2,493,870
Amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT	$—
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	$—
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	$(701,307)
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	$—
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	$(182,565)
Fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	$—
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	$—
CAP to Mr. Wyatt	$1,609,998

(3)
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Thompson’s total compensation reflected in the SCT for fiscal 2025 to determine the CAP to him for such year for purposes of Item 402(v). Measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date. Stock options were valued using the Black-Scholes valuation method on the relevant measurement date.

Calculation of “Compensation Actually Paid” to Mr. Thompson	2025
Report SCT Total for Mr. Thompson	$5,271,869
Amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT	$(2,109,249)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	$—
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	$(362,689)
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	$—
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	$—
Fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	$(125,256)
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	$—
CAP to Mr. Thompson	$2,674,675

Non-PEO NEO Average Total Compensation Amount	$ 1,646,328	$ 4,508,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,133,284	4,423,340
Adjustment to Non-PEO NEO Compensation Footnote
(5)
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to the average total reflected in the SCT for fiscal 2025 for our non-PEO NEOs as a group to determine the CAP. Measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date. Stock options were valued using the Black-Scholes valuation method on the relevant measurement date.

Calculation of “Compensation Actually Paid” to Non-PEO NEOs	2025
Reported SCT Total for Non-PEO NEOs	$1,646,328
Amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT	$(568,848)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	$181,549
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	$(98,919)
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	$—
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	$(26,826)
Fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	$—
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	$—
CAP to Non-PEO NEOs	$1,133,284

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Financial Measures

As described in greater detail in the Compensation Discussion and Analysis section of this proxy statement, our executive compensation programs reflect a pay-for-performance philosophy. We utilize metrics for our short- and long-term incentive compensation programs based on an objective of driving profitable growth and increasing shareholder value. Listed below are the financial performance measures which, in our assessment, represent the most important performance measures we used to link CAP in fiscal year 2025 to our NEOs, including our PEO and former PEO, to company performance.

•
Adjusted EBITDA
•
Net Revenue

Of these measures, we have identified Adjusted EBITDA as the most important of our financial performance measures.

Total Shareholder Return Amount	$ 16	68
Peer Group Total Shareholder Return Amount	94	119
Net Income (Loss)	$ (112,880,000)	$ (92,840,000)
Company Selected Measure Amount	300,066,000	298,123,000
PEO Name	Tom Wyatt
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
The amounts reported in this column represent Adjusted EBITDA, a non-GAAP measure. Adjusted EBITDA is calculated by adding or subtracting specific adjustments to EBITDA (earnings before interest, taxes, depreciation and amortization). For a definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure, please see Part II, Item 7. Management’s Discussion and Analysis of Financial Condition – Non-GAAP Financial Measures in our Annual Reports on Form 10-K for the fiscal years ended January 3, 2026 and December 28, 2024.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Tom Wyatt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,493,870	$ 58,971,059
PEO Actually Paid Compensation Amount	1,609,998	48,042,419
Paul Thompson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,271,869	21,374,546
PEO Actually Paid Compensation Amount	2,674,675	$ 17,785,846
PEO | Tom Wyatt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,565)
PEO | Tom Wyatt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(701,307)
PEO | Paul Thompson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,109,249)
PEO | Paul Thompson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(362,689)
PEO | Paul Thompson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,256)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(568,848)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,549
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,826)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (98,919)